SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Issued Standards and Interpretations Not Early Adopted (Details)	6 Months Ended
Dec. 31, 2020
Interest Rate Benchmark Reform - Phase 2 - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation	Interest Rate Benchmark Reform – Phase 2 – Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
Application Date of Standard	Jan. 01, 2021
Application Date for Group	Jul. 01, 2021
Reference to the Conceptual Framework - Amendments to IFRS 3 [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation	Reference to the Conceptual Framework – Amendments to IFRS 3
Application Date of Standard	Jan. 01, 2022
Application Date for Group	Jul. 01, 2022
Property, Plant and Equipment: Proceeds before Intended Use - Amendments to IAS 16 [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16
Application Date of Standard	Jan. 01, 2022
Application Date for Group	Jul. 01, 2022
Classification of Liabilities as Current or Non-current - Amendments to IAS 1 [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation	Classification of Liabilities as Current or Non-current - Amendments to IAS 1
Application Date of Standard	Jan. 01, 2023
Application Date for Group	Jul. 01, 2023